Accounts Payable and Other (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable and Other
Trade payables	CAD 738	CAD 484
Payroll-related accruals	388	327
Income and other taxes	201	122
Accrued charges	144	141
Accrued interest	126	129
Personal injury and other claims provisions	65	76
Environmental provisions	57	50	CAD 51
Other postretirement benefits liability	17	18
Stock-based compensation liability	7	45
Other	160	127
Total accounts payable and other	CAD 1,903	CAD 1,519